Summary Of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Cash	$ 85,540	$ 551,258
IPO and Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares	20,400,000
IPO [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares	11,500,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares	8,900,000